UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS RREEF Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 98.4%
Real Estate Investment Trust (“REITs”) 98.4%
Apartments 17.7%
American Campus Communities, Inc.	904,562	41,012,841
AvalonBay Communities, Inc.	318,017	40,283,213
BRE Properties, Inc.	290,517	14,142,368
Camden Property Trust (a)	582,476	40,004,452
Equity Residential (a)	1,253,785	69,033,402
Home Properties, Inc. (a)	380,271	24,116,787
Post Properties, Inc.	785,037	36,975,243
UDR, Inc. (a)	990,496	23,960,098

		289,528,404
Diversified 11.7%
American Assets Trust, Inc.	256,341	8,205,475
Digital Realty Trust, Inc.	38,943	2,605,676
Duke Realty Corp. (a)	2,965,308	50,350,930
DuPont Fabros Technology, Inc.	2,049,722	49,746,753
Liberty Property Trust (a)	613,642	24,392,270
PS Business Parks, Inc.	176,238	13,908,703
Vornado Realty Trust (a)	508,978	42,570,920

		191,780,727
Health Care 15.0%
Aviv REIT, Inc.*	174,817	4,206,097
Health Care REIT, Inc. (a)	917,434	62,302,943
Healthcare Realty Trust, Inc.	1,697,203	48,183,593
Medical Properties Trust, Inc. (a)	594,439	9,534,801
Ventas, Inc. (a)	1,654,663	121,121,332

		245,348,766
Hotels 6.8%
DiamondRock Hospitality Co.	2,065,729	19,231,937
Host Hotels & Resorts, Inc. (a)	2,299,342	40,215,492
LaSalle Hotel Properties (a)	548,725	13,926,640
Pebblebrook Hotel Trust	462,091	11,917,327
Sunstone Hotel Investors, Inc.*	2,173,363	26,754,098

		112,045,494
Industrial 3.1%
DCT Industrial Trust, Inc. (a)	1,064,647	7,878,388
Prologis, Inc.	1,094,428	43,755,231

		51,633,619
Office 10.8%
Alexandria Real Estate Equities, Inc. (a)	402,465	28,566,966
Boston Properties, Inc.	587,507	59,373,457
Douglas Emmett, Inc. (a)	1,987,594	49,550,718
SL Green Realty Corp. (a)	450,397	38,783,686

		176,274,827
Regional Malls 18.1%
General Growth Properties, Inc.	1,367,940	27,194,647
Glimcher Realty Trust (a)	3,235,812	37,535,419
Pennsylvania Real Estate Investment Trust (a)	255,194	4,948,212
Simon Property Group, Inc.	1,168,466	185,271,969
Taubman Centers, Inc.	545,664	42,376,266

		297,326,513
Shopping Centers 7.8%
Acadia Realty Trust (a)	731,296	20,308,090
Alexander's, Inc. (a)	33,997	11,208,471
DDR Corp. (a)	1,388,230	24,182,967
Federal Realty Investment Trust	307,702	33,244,124
Regency Centers Corp. (a)	731,999	38,730,067

		127,673,719
Specialty Services 0.9%
Spirit Realty Capital, Inc. (a)	751,185	14,272,515

Storage 6.5%
Extra Space Storage, Inc.	544,796	21,394,139
Public Storage (a)	560,031	85,303,922

		106,698,061

Total Common Stocks (Cost $1,341,289,688)		1,612,582,645
Securities Lending Collateral 23.8%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $390,502,885)	390,502,885	390,502,885
Cash Equivalents 1.1%
Central Cash Management Fund, 0.12% (b) (Cost $17,424,875)	17,424,875	17,424,875

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,749,217,448) †	123.3	2,020,510,405
Other Assets and Liabilities, Net (a)	(23.3)	(381,860,086)

Net Assets	100.0	1,638,650,319

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,763,708,578.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $256,801,827.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $275,666,807 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,864,980.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, amounting to that is also on loan. The value of securities loaned at March 31, 2013 amounted to $382,433,252 which is 23.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,612,582,645	$—	$—	$1,612,582,645
Short-Term Investments(d)	407,927,760	—	—	407,927,760
Total	$2,020,510,405	$—	$—	$2,020,510,405

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013